ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of principal subsidiaries and VIEs

As of December 31, 2025 the Company’s major subsidiaries and its consolidated VIEs are as follows:

Name	Date of incorporation/ establishment or acquisition	Place of incorporation/ establishment	Percentage of direct or indirect ownership	Principal activities
Subsidiaries
Jiayin Holdings Limited	January 2018	BVI	100%	Investment Holding
Geerong (HK) Limited (formerly known as “Jiayin (HK) Limited”)	January 2018	Hong Kong	100%	Investment Holding
Jiayin Southeast Asia Holdings Limited	February 2018	BVI	100%	Investment Holding
Shanghai Kunjia Technology Co., Ltd. (“Shanghai Kunjia”)*	June 2018	Shanghai	100%	Investment Holding
Geerong Yunke Information Technology Co., Ltd.	July 2019	Shanghai	100%	Technology development and consumer finance services
Jiangxi Yunkaijianming Technology Co., Ltd. (formerly known as “Geerong Yun (Shanghai) Technology Development Co., Ltd.”)	September 2019	Jiangxi	100%	Technology development and consumer finance services
Shanghai Chuangzhen Software Co., Ltd.	April 2020	Shanghai	100%	Technology service
Shanghai Jirongzhicheng Enterprise Development Co., Ltd.	November 2024	Shanghai	100%	Commercial service
Hainan Yinke Financing Guarantee Co., Ltd.	August 2021	Hainan	100%	Guarantee service
Shanghai Jiazhen Software Co., Ltd.	January 2025	Shanghai	100%	Technology service

VIE and VIE's subsidiaries
Shanghai Jiayin Technology Co., Ltd. ("Jiayin Technology", formerly known as "Shanghai Jiayin Finance Technology Co., Ltd.")	June 2015	Shanghai	*	Technology service
Shanghai Jiajie Internet Information Services Co., Ltd. (formerly known as "Shanghai Jiajie Finance Information Services Co., Ltd.")	July 2019	Shanghai	*	Technology development and consumer finance services
Jiayin Shuke Information Technology Co., Ltd.	January 2021	Shanghai	*	Technology service
Guangxi Chuangzhen Information Technology Co., Ltd.	January 2022	Guangxi	*	Technology service